Warrant liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Warrant Liabilities
Schedule of Warrants activities

Private Warrants	Warrants	Weighted Average Exercise Price Per Share	Average Remaining Period (Years)
Outstanding as of December 31, 2024	270,500.0	$2,300	2.71
Issued	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding as of June 30, 2025	270,500	$92,000	2.21